Related Party Transactions (Details) - Schedule of Related Party Transactions (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Ending balance	$ 557,703	$ 582,682	$ 470,443
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Beginning balance	114,434	211,800	278,800
Monies owed		87,069	12,500
Monies paid	(22,113)	(184,435)	(79,500)
Ending balance	100,000	114,434	211,800
Chief Business Development Officer [Member]
Related Party Transaction [Line Items]
Beginning balance	16,058	0	41,000
Monies owed		145,011	77,000
Monies paid	(68,776)	(128,953)	(118,000)
Ending balance	980	16,058	0
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Beginning balance		0	0
Monies owed		57,272	0
Monies paid		(41,134)	0
Ending balance		16,138	0
Director [Member]
Related Party Transaction [Line Items]
Beginning balance	426,052	0	0
Monies owed		2,832,046	0
Monies paid	(1,015,823)	(2,405,994)	0
Ending balance	456,723	426,052	0
General Manager [Member]
Related Party Transaction [Line Items]
Beginning balance		0	0
Monies owed		10,000	0
Monies paid		0	0
Ending balance		$ 10,000	$ 0